Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Class
Account Value [Line Items]
Account Value	$ 38,953	$ 28,637	$ 20,483	$ 30,005	$ 24,389	$ 17,569	$ 13,661	$ 13,926	$ 10,971		$ 10,618	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	1,004,726	736,426	525,102	766,864	621,353	446,216	345,855	351,400	275,925		266,310	250,000
Investment Class
Account Value [Line Items]
Account Value	19,918	17,569	15,151	17,113	13,601	13,711	11,090	12,561	10,956		9,467	10,000
Institutional Class
Account Value [Line Items]
Account Value	511,220	449,436	386,534	439,108	345,038	346,826	279,713	315,957	274,781		237,329	250,000
Investment Class
Account Value [Line Items]
Account Value	20,130	19,310	16,377	23,938	21,171	16,414	12,900	14,002	12,319		10,229	10,000
Institutional Class
Account Value [Line Items]
Account Value	516,404	493,973	417,861	609,320	537,509	415,709	325,883	352,812	309,593		256,315	250,000
Investment Class
Account Value [Line Items]
Account Value	19,896	18,473	15,750	17,563	13,302	13,239	10,913	13,046	12,008		9,617	10,000
Institutional Class
Account Value [Line Items]
Account Value	510,251	472,781	401,962	447,249	337,806	335,356	275,783	328,990	301,905		241,206	250,000
Investment Class
Account Value [Line Items]
Account Value	30,978	25,267	20,226	24,965	19,879	16,576	12,776	13,534	11,260		10,008	10,000
Institutional Class
Account Value [Line Items]
Account Value	794,808	646,672	516,459	636,237	505,553	420,302	323,118	341,273	283,044		250,894	250,000
Investment Class
Account Value [Line Items]
Account Value	17,926	16,922	14,448	17,810	15,834	13,585	10,998	12,591	10,030		9,845	10,000
Institutional Class
Account Value [Line Items]
Account Value	460,096	432,869	368,889	453,356	401,966	344,080	277,907	317,196	251,909		246,579	250,000
Investment Class
Account Value [Line Items]
Account Value	12,146	11,736	11,036	12,425	12,375	11,947	10,902	10,974	10,392	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 309,592	298,259	279,760	314,027	312,071	300,720	273,539	274,721	259,555	250,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 33,156	26,790	21,246	26,243	20,713	17,143	13,089	13,817	11,416		10,069	10,000
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314		10,567	10,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 828,891	669,761	531,142	656,067	517,825	428,565	327,226	345,418	285,395		251,732	250,000
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 1,178,805	883,952	619,543	874,281	685,192	494,748	362,746	368,322	282,862		264,168	250,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 33,156	26,790	21,246	26,243	20,713	17,143	13,089	13,817	11,416		10,069	10,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285		9,617	10,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 828,891	669,761	531,142	656,067	517,825	428,565	327,226	345,418	285,395		251,732	250,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 564,497	493,579	442,819	478,920	382,645	372,238	294,163	320,675	282,124		240,432	250,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 33,156	26,790	21,246	26,243	20,713	17,143	13,089	13,817	11,416		10,069	10,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978		9,862	10,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 828,891	669,761	531,142	656,067	517,825	428,565	327,226	345,418	285,395		251,732	250,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 544,289	472,661	398,337	540,906	525,995	390,690	304,078	335,287	274,450		246,546	250,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 33,156	26,790	21,246	26,243	20,713	17,143	13,089	13,817	11,416		10,069	10,000
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190		9,253	10,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 828,891	669,761	531,142	656,067	517,825	428,565	327,226	345,418	285,395		251,732	250,000
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 498,349	461,201	402,281	470,412	366,735	350,492	286,363	328,640	304,753		231,328	250,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 33,156	26,790	21,246	26,243	20,713	17,143	13,089	13,817	11,416		10,069	10,000
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Account Value	$ 828,891	669,761	531,142	656,067	517,825	428,565	327,226	345,418	285,395		251,732	250,000
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858		9,434	10,000
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index Net (USD)
Account Value	$ 16,156	15,352	13,278	15,918	14,667	13,200	10,852	12,731	9,960		9,540	10,000
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 399,629	378,673	327,526	389,927	361,633	326,820	268,963	313,459	246,447		235,845	250,000
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index Net (USD)
Account Value	$ 403,893	383,809	331,953	397,942	366,679	329,991	271,304	318,269	249,011		$ 238,500	$ 250,000
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 11,499	11,270	10,614	12,199	12,336	11,467	10,492	10,519	10,105	10,000
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Account Value	$ 12,536	12,082	11,199	12,701	12,710	11,871	10,760	10,832	10,341	10,000
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 287,487	281,743	265,362	304,987	308,388	286,672	262,301	262,971	252,637	250,000
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Account Value	$ 313,412	$ 302,056	$ 279,973	$ 317,523	$ 317,748	$ 296,784	$ 268,997	$ 270,812	$ 258,523	$ 250,000